CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2016
Contractors [Abstract]
CONTRACTS IN PROGRESS
NOTE 3:-  CONTRACTS IN PROGRESS

Amounts included in the consolidated financial statements, which relate to unbilled receivables are classified as current assets. Billings in excess of costs and estimated earnings on uncompleted contracts are classified as current liabilities. Summarized below are the components of the amounts:

 Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2016	2015

Costs incurred on uncompleted contracts	$21,616	$19,167
Estimated earnings	9,067	6,465

	30,683	25,632
Less - billings and progress payments	28,879	23,425

Costs and estimated earnings in excess of billings on uncompleted contracts	1,804	2,207

Less: Long-term portion	708	-

Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$1,096	$2,207